Significant Financial Statement Impacts as Result of Execution and Closing of Management Agreement (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Business Acquisition [Line Items]
Gain on cancellation of warrant liabilities	$ 665
Gain on reversal of impairment of prepaid expenses	1,347
Recovery of loss on termination of third-party contract	$ 2,012